Exhibit 99.32

Client Name:
Client Project Name:	DRMT 2026-CES1
Start - End Dates:	6/19/2025 - 1/5/2026
Deal Loan Count:	4

Rating Agency ATR QM Data Fields

Loans in Report:	4

Loan Number	Pretium Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	6453728	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	9317.75	XXXXXX	8.1709	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
XXXXXX	6405918	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	14875	XXXXXX	8.2119	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	5854061	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.875	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	5907096	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	10.693	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0

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